Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Purchased parts	$ 2,341	$ 5,463
Finished goods	515	1,205
Inventories	$ 2,856	$ 6,668